Shareholder Report, Holdings (Details) - Fidelity Multi-Asset Index Fund	Aug. 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.10%
AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.00%
AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%